UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 14, 2011

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   36
Form 13F Information Table Value Total:   $27,050

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CORP		COM		025816109	1075	23935	SH		SOLE			21780	0	2155
APOLLO GROUP INC		COM		037604105	978	24680	SH		SOLE			22475	0	2205
BANK OF AMERICA CORP		COM		060505104	242	39535	SH		SOLE			36044	0	3491
BANK OF AMERICA CORP		*W EXP 1/26/2019060505146	219	80885	SH		SOLE			72550	0	8335
CEMEX SAB DE CV			SPON ADR NEW	151290889	425	134418	SH		SOLE			122702	0	11716
CINTAS CORP			COM		172908105	1124	39945	SH		SOLE			36330	0	3615
CISCO SYS INC			COM		17275R102	1195	77075	SH		SOLE			70045	0	7030
COVIDIEN PLC			SHS		G2554F113	543	12306	SH		SOLE			11226	0	1080
DELL INC			COM		24702R101	1390	98310	SH		SOLE			89355	0	8955
EOG RES INC			COM		26875P101	503	7077	SH		SOLE			6367	0	710
EXXON MOBIL CORP		COM		30231G102	1274	17541	SH		SOLE			15821	0	1720
GENERAL DYNAMICS CORP		COM		369550108	967	16989	SH		SOLE			15365	0	1624
HARLEY DAVIDSON INC		COM		412822108	466	13565	SH		SOLE			12355	0	1210
HEWLETT PACKARD CO		COM		428236103	453	20185	SH		SOLE			18270	0	1915
INTEL CORP			COM		458140100	836	39170	SH		SOLE			35405	0	3765
JP MORGAN CHASE & CO		COM		46625H100	530	17605	SH		SOLE			15935	0	1670
LEGG MASON INC			COM		524901105	579	22530	SH		SOLE			20430	0	2100
LIBERTY MEDIA CORP NEW INT 	COM SER A	53071M104	824	55824	SH		SOLE			50995	0	4829
MARKEL CORP			COM		570535104	992	2779	SH		SOLE			2531	0	248
MAXIM INTEGRATED PRODUCTS	COM		57772K101	501	21465	SH		SOLE			19495	0	1970
MEDTRONIC INC			COM		585055106	1076	32380	SH		SOLE			29395	0	2985
MOTOROLA SOLUTIONS INC		COM		620076307	649	15490	SH		SOLE			14129		1361
NESTLE SA ADR			SPON ADR NEW	641069406	436	7910	SH		SOLE			7125	0	785
NOVARTIS A G			SPON ADR NEW	66987V109	817	14655	SH		SOLE			13260	0	1395
NRG ENERGY INC COM NEW		COM NEW		629377508	1143	53880	SH		SOLE			49090	0	4790
PFIZER INC			COM		717081103	1213	68598	SH		SOLE			62088	0	6510
PROGRESSIVE CORP OHIO		COM		743315103	908	51135	SH		SOLE			46465	0	4670
SPRINT NEXTEL CORP		COM SER 1	852061100	683	224686	SH		SOLE			204451	0	20235
TE CONNECTIVITY			SHS		H84989104	339	12055	SH		SOLE			10895	0	1160
TYCO INTERNATIONAL LTD		SHS		H89128104	470	11531	SH		SOLE			10471	0	1060
VULCAN MATLS CO			COM		929160109	753	27305	SH		SOLE			24810	0	2495
WAL MART STORES INC		COM		931142103	620	11937	SH		SOLE			10882	0	1055
WALGREEN COMPANY		COM		931422109	404	12285	SH		SOLE			11215	0	1070
WASHINGTON POST CO		CL B		939640108	702	2146	SH		SOLE			1952	0	194
WELLS FARGO & CO NEW		COM		949746101	1333	55280	SH		SOLE			50425	0	4855
WEYERHAEUSER CO			COM		962166104	388	24975	SH		SOLE			22676	0	2299
